Average Annual Total Returns - Class B - DWS CROCI International VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax 5 Years	Class B before tax 10 Years	MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 08, 1997	2.49%	5.37%	2.61%	(2.63%)	4.20%	3.37%